Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Stock Portfolio
Entity Central Index Key	0001473646
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000081816
Shareholder Report [Line Items]
Fund Name	Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stock Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Stock Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Portfolio	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64% [1]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 768,166,025
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$768,166,025
# of Portfolio Holdings	59
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Materials	1.0%
Real Estate	1.9%
Energy	2.5%
Consumer Staples	4.4%
Industrials	9.7%
Health Care	10.0%
Consumer Discretionary	10.8%
Communication Services	11.6%
Financials	14.3%
Information Technology	33.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.3%
NVIDIA Corp.	8.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc., Class A	3.8%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C	3.5%
Visa, Inc., Class A	2.5%
Netflix, Inc.	2.0%
Mr. Cooper Group, Inc.	1.9%
Total	44.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized